Income (loss) per share - Schedule of earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted average number of outstanding shares, basic loss per share (in shares)	69,527,315	63,046,350	43,066,012
Weighted average number of outstanding shares, diluted loss per share (in shares)	69,527,315	63,046,350	43,066,012
Net loss for the period	€ (336,102)	€ (176,242)	€ (147,740)
Basic loss per share (in euro per share)	€ (4.83)	€ (2.80)	€ (3.43)
Diluted loss per share (in euro per share)	€ (4.83)	€ (2.80)	€ (3.43)